STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended
	Feb. 28, 2024	Mar. 06, 2023	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08
Dividends				$ (7,722)	$ (7,690)